UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   	Gryphon International Investment Corporation
Address:  	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Alexander H.M. Becks
Title:     Chairman and Chief Financial Officer
Phone:     416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks Toronto, Ontario, Canada   Nov 13, 2007
	[Signature]	[City, State]		   [Date]

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:  42 Data Records

Form 13F Information Table Value Total:   $243,975
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Bunge Limited
Common
013317810
$13,301
123,784
SH

SOLE
NONE
123,784
0
0
Bunge Limited
Common
013317810
$4,729
44,015
SH

DEFINED

0
44,015
0
Thermo Fisher Scientific
Common
009729917
$13,042
225,960
SH

SOLE
NONE
225,960
0
0
Thermo Fisher Scientific
Common
009729917
$3,514
60,880
SH

DEFINED

0
60,880
0
The TJX Companies Inc.
Common
009961968
$8,922
306,930
SH

SOLE
NONE
306,930
0
0
The TJX Companies Inc.
Common
009961968
$2,623
90,230
SH

DEFINED

0
90,230
0
The J.M. Smucker Company
Common
014882707
$7,634
142,901
SH

SOLE
NONE
142,901
0
0
The J.M. Smucker Company
Common
014882707
$2,251
42,130
SH

DEFINED

0
42,130
0
Praxair Inc.
Common
009967419
$13,664
163,128
SH

SOLE
NONE
163,128
0
0
Praxair Inc.
Common
009967419
$4,283
51,137
SH

DEFINED

0
51,137
0
Fiserv Inc.
Common
010808065
$8,467
166,470
SH

SOLE
NONE
166,470
0
0
Fiserv Inc.
Common
010808065
$2,473
48,620
SH

DEFINED

0
48,620
0
FedEx Corp.
Common
010731569
$8,919
85,145
SH

SOLE
NONE
85,145
0
0
FedEx Corp.
Common
010731569
$2,912
27,802
SH

DEFINED

0
27,802
0
Dean Foods Company
Common
014110887
$5,660
221,264
SH

SOLE
NONE
221,264
0
0
Dean Foods Company
Common
014110887
$1,754
68,584
SH

DEFINED

0
68,584
0
Clarcor Inc.
Common
019217981
$9,705
283,688
SH

SOLE
NONE
283,688
0
0
Clarcor Inc.
Common
019217981
$3,112
90,955
SH

DEFINED

0
90,955
0
BJ Services Company
Common
010325641
$5,129
193,200
SH

SOLE
NONE
193,200
0
0
BJ Services Company
Common
010325641
$2,076
78,200
SH

DEFINED

0
78,200
0
Apache Corporation
Common
009735828
$8,244
91,535
SH

SOLE
NONE
91,535
0
0
Apache Corporation
Common
009735828
$2,563
28,457
SH

DEFINED

0
28,457
0
American Express Company
Common
009988572
$8,902
149,940
SH

SOLE
NONE
149,940
0
0
American Express Company
Common
009988572
$2,800
47,160
SH

DEFINED

0
47,160
0
Allstate Corp.
Common
009724478
$516
9,015
SH

SOLE
NONE
9,015
0
0
Allstate Corp.
Common
009724478
$265
4,640
SH

DEFINED

0
4,640
0
Aflac Incorporated
Common
009735852
$9,475
166,120
SH

SOLE
NONE
166,120
0
0
Aflac Incorporated
Common
009735852
$2,958
51,855
SH

DEFINED

0
51,855
0
Dover Corporation
Common
009974121
$8,690
170,560
SH

SOLE
NONE
170,560
0
0
Dover Corporation
Common
009974121
$2,701
53,005
SH

DEFINED

0
53,005
0
Danaher Corporation
Common
009962131
$11,390
137,715
SH

SOLE
NONE
137,715
0
0
Danaher Corporation
Common
009962131
$3,372
40,765
SH

DEFINED

0
40,765
0
Honeywell International
Common
010534801
$12,058
202,755
SH

SOLE
NONE
202,755
0
0
Honeywell International
Common
010534801
$3,542
59,560
SH

DEFINED

0
59,560
0
PerkinElmer Inc.
Common
010702658
$7,780
266,335
SH

SOLE
NONE
266,335
0
0
PerkinElmer Inc.
Common
010702658
$1,988
68,065
SH

DEFINED

0
68,065
0
Watts Water Technologies
Common
017237608
$6,009
195,745
SH

SOLE
NONE
195,745
0
0
Watts Water Technologies
Common
017237608
$1,953
63,610
SH

DEFINED

0
63,610
0
MEMC Electronic Materials
Common
009708073
$11,062
187,940
SH

SOLE

187,940
0
0
MEMC Electronic Materials
Common
009708073
$3,206
54,460
SH

DEFINED
NONE
0
54,460
0
Respironics Inc.
Common
010170575
$7,908
164,650
SH

SOLE

164,650
0
0
Respironics Inc.
Common
010170575
$2,424
50,475
SH

DEFINED
NONE
0
50,475
0












S REPORT SUMMARY
42 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED